UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.9%
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	$1,000	$1,004,940
Huntsville Health Care Authority Alabama, Refunding RB, Series A, 5.63%, 6/01/22	5,845	6,044,724

		7,049,664

Arizona — 2.7%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,450,755
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	1,029,480

		6,480,235

California — 11.3%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	1,110	1,099,743
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 5.13%, 11/01/23 (b)	6,500	6,598,020
California Pollution Control Financing Authority, Refunding RB, Republic Services Inc. Project, Series C, Mandatory Put Bonds, AMT, 5.25%, 6/01/23 (b)	4,055	4,205,400
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/18	5,000	5,916,050
City of Lincoln California, Special Tax Bonds, Community Facilities District No. 2003-1, 5.90%, 9/01/13 (c)	1,100	1,283,150
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 5.13%, 8/01/21 (d)(e)	5,425	4,004,681
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,335,900

		27,442,944

Colorado — 4.3%
Colorado Housing & Finance Authority, RB, Disposal, Waste Management Inc. Project, AMT, 5.70%, 7/01/18	5,000	5,349,800

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/20	$5,010	$5,242,314

		10,592,114

Florida — 4.6%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,366,263
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,975	2,070,768
Pine Island Community Development District, RB, 5.30%, 11/01/10 (f)(g)	400	340,080
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	2,270	1,981,074
Village Center Community Development District, RB, Sub-Series B, 5.88%, 1/01/15	4,305	4,380,036
Westchester Community Development District No. 1, Special Assessment Bonds, Community Infrastructure, 6.00%, 5/01/23	1,230	1,122,350

		11,260,571

Illinois — 15.1%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,472,250
5.00%, 1/01/20	3,000	3,251,490
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/18	5,000	5,170,050
Illinois Finance Authority, RB:
Educational Advancement Fund, University Center Project, 6.00%, 5/01/12 (c)	1,980	2,172,694
MJH Education Assistance IV LLC, Sub-Series A, 5.50%, 6/01/19 (f)(g)	2,750	1,512,527

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single Family
TE	Tax-Exempt

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	$2,290	$2,583,303
Elmhurst Memorial Healthcare, 5.50%, 1/01/22	5,000	5,042,700
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.35%, 6/15/19	1,885	2,102,209
5.40%, 6/15/20	1,985	2,199,916
5.45%, 6/15/21	2,090	2,304,685
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,542,522
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/18	2,000	2,314,500

		36,668,846

Indiana — 8.5%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,750	3,222,487
Indiana Health Facility Financing Authority, RB, Health System, Sisters of St. Francis, 5.75%, 11/01/11 (c)	10,000	10,668,800
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,694,725
Petersburg Indiana, Refunding RB, Indiana Power & Light, 5.75%, 8/01/21	4,000	4,104,560

		20,690,572

Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,912,925

Kentucky — 1.3%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,258,644

Louisiana — 0.7%
Louisiana Public Facilities Authority, RB, Department of Public Safety Fire Marshal’s Headquarter Project (NPFGC), 5.88%, 6/15/14	1,750	1,765,208

Maryland — 2.2%
County of Frederick Maryland, Special Tax Bonds, Urbana Community Development Authority, Series A, 5.80%, 7/01/20	4,175	4,185,438
Maryland Health & Higher Educational Facilities Authority, Refunding RB, University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,108,910

		5,294,348

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	135,558

Municipal Bonds	Par (000)	Value

Michigan — 3.0%
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	$2,025	$2,238,070
Michigan State Hospital Finance Authority, Refunding RB, Hospital:
Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,060,120
Sparrow Obligated, 4.50%, 11/15/26	3,500	3,410,120
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (c)	640	696,717

		7,405,027

Mississippi — 4.2%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	10,209,870

Multi-State — 10.5%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (a)(h)	14,000	15,273,860
MuniMae TE Bond Subsidiary LLC (a)(h):
5.20%, 6/29/49	6,000	4,439,160
Series D, 5.90%, 11/29/49	4,000	2,284,360
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (a)	4,000	3,681,120

		25,678,500

Nevada — 2.8%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,000	495,350
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	1,030	965,028
Director of the State of Nevada Department of Business & Industry, RB, Republic Services Inc. Project, Mandatory Put Bonds, AMT, 5.63%, 12/01/26 (b)	5,120	5,408,256

		6,868,634

New Hampshire — 6.4%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project (NPFGC):
Series B, AMT, 4.75%, 5/01/21	6,000	6,062,040
Series C, 5.45%, 5/01/21	7,000	7,375,130
New Hampshire Health & Education Facilities Authority, RB, Exeter Project, 6.00%, 10/01/24	2,025	2,081,659

		15,518,829

New Jersey — 15.5%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	7,000	7,011,760

2	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30 (b)	$4,065	$4,072,358
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (b)	6,750	6,793,200
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 5.50%, 4/01/16	8,410	8,465,422
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	2,884,775
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,615,500
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,500	2,547,625
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,000	4,431,120

		37,821,760

New York — 7.0%
City of New York New York, GO, Sub-Series F-1, 5.00%, 9/01/18	7,500	8,533,950
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (b)	3,460	3,636,460
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	4,500	4,910,715

		17,081,125

North Carolina — 7.1%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	4,177,949
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23 (b)	3,140	3,191,936
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/21	5,000	5,689,850
Wake County Industrial Facilities & Pollution Control Financing Authority North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	4,000	4,251,400

		17,311,135

Ohio — 2.4%
American Municipal Power-Ohio Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,511,250
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.00%, 12/01/22	438	398,124

		5,909,374

Municipal Bonds	Par (000)	Value

Oklahoma — 1.1%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (b)	$2,700	$2,768,796

Pennsylvania — 6.7%
Cumberland County Municipal Authority, RB, Diakon Lutheran, 5.75%, 1/01/19	2,375	2,579,297
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	2,000	1,903,720
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,139,760
Philadelphia Authority for Industrial Development, RB, Series B (AGM), 5.50%, 10/01/11 (c)	5,000	5,310,000
West Cornwall Township Municipal Authority Pennsylvania, RB, Elizabethtown College Project (c):
5.90%, 12/15/11	2,500	2,664,575
6.00%, 12/15/11	2,650	2,827,656

		16,425,008

Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	2,665	2,890,779

South Carolina — 2.2%
South Carolina Jobs, EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	5,249,850

Tennessee — 3.3%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.63%, 1/01/19 (d)	12,000	7,960,440

Texas — 14.5%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,026,000
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD) (d):
5.40%, 2/15/18	1,615	1,336,316
5.46%, 2/15/19	1,815	1,437,462
5.51%, 2/15/20	2,625	1,983,765
5.54%, 2/15/21	2,500	1,807,825
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (b)	5,010	4,772,025
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/18	750	827,400
5.75%, 1/01/19	750	828,667
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,800,675
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	5,000	5,207,700

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC) (concluded):
5.88%, 11/01/18	$5,000	$5,213,200
North Texas Tollway Authority, RB, Series C:
5.00%, 1/01/19	2,215	2,495,220
5.25%, 1/01/20	4,000	4,516,120

		35,252,375

U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,111,870

Virginia — 1.2%
Virginia HDA, RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,805,440

Wisconsin — 6.3%
City of Franklin Wisconsin, RB, Waste Management Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,095,311
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,176,590
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health Inc., 5.38%, 10/01/11 (c)	4,560	4,832,688
Froedtert & Community Health Inc., 5.00%, 4/01/19	1,265	1,403,505
Froedtert & Community Health Inc., 5.38%, 10/01/21	440	451,299
Wheaton Franciscan Services, 6.25%, 2/15/12 (c)	5,000	5,452,200
		15,411,593

Total Municipal Bonds – 150.8%		367,232,034

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Illinois — 2.3%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,698,900

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 2.3%		5,698,900

Total Long-Term Investments (Cost – $358,950,789) – 153.1%		372,930,934

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.22% (j)(k)	3,908,453	$3,908,453

Total Short-Term Securities (Cost – $3,908,453) – 1.6%		3,908,453

Total Investments (Cost – $362,859,242*) – 154.7%		376,839,387
Other Assets Less Liabilities – 1.8%		4,331,959
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.5)%		(3,754,826)
Preferred Shares, at Redemption Value – (55.0)%		(133,856,647)

Net Assets Applicable to Common Shares – 100.0%		$243,559,873

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$359,116,603

Gross unrealized appreciation	$20,852,438
Gross unrealized depreciation	(6,879,654)

Net unrealized appreciation	$13,972,784

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at September 30, 2010	Income

FFI Institutional Tax-Exempt Fund	6,567,813	(2,659,360)	3,908,453	$7,795

(k)	Represents the current yield as of report date.

4	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$372,930,934	—	$372,930,934
Short-Term Securities	$3,908,453	—	—	3,908,453

Total	$3,908,453	$372,930,934	—	$376,839,387

1   See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal 2018 Term Trust

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 22, 2010